CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,786,177)	$ (9,999,537)	$ (24,906,744)	$ (39,203,719)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation loss or reversal of previous loss	0	(2,399)	1,708	(1,708)
Unrealized gain or reversal of previous loss on securities available-for-sale	0	(454)	9,065	(9,065)
Total other comprehensive loss	0	(2,853)	10,773	(10,773)
Total comprehensive loss	(4,786,177)	(10,002,390)	(24,895,971)	(39,214,492)
Preferred stock dividend	(6,060)	(6,060)	(24,240)	(24,240)
Comprehensive loss attributable to common stockholders	$ (4,792,237)	$ (10,008,450)	$ (24,920,211)	$ (39,238,732)